Asset retirement obligation (Details Narrative)	12 Months Ended
Dec. 31, 2017 CAD ($)
Asset Retirement Obligation Details Narrative
Estimated future liability	$ 59,000
Inflation rate	2.00%
Risk-free interest rate	1.60%